Priority Income Fund, Inc.

Part G Item 1(b)(ii) – Terms of New or Amended Securities

In August 2021, Priority Income Fund, Inc. (the “Registrant”) issued 6.000% Series J Term Preferred Stock due 2028, par value $0.01 per share (“Series J Term Preferred Stock”). A description of the terms of the Series J Term Preferred Stock is included under the heading “Description of the Series J Term Preferred Stock” in the Registrant’s prospectus dated August 5, 2021 and filed with the Securities and Exchange Commission on August 6, 2021 (SEC Accession No. 0001554625-21-000157), which description is incorporated by reference herein.

In October 2021, the Registrant issued 7.000% Series K Cumulative Preferred Stock, par value $0.01 per share (“Series K Cumulative Preferred Stock”). A description of the terms of the Series K Cumulative Preferred Stock is included under the heading “Description of the Series K Cumulative Preferred Stock” in the Registrant’s prospectus dated October 4, 2021 and filed with the Securities and Exchange Commission on October 5, 2021 (SEC Accession No. 0001554625-21-000206), which description is incorporated by reference herein.

In February 2022, the Registrant issued 6.375% Series L Term Preferred Stock due 2029, par value $0.01 per share (“Series L Term Preferred Stock”). A description of the terms of the Series L Term Preferred Stock is included under the heading “Description of the Series L Term Preferred Stock” in the Registrant’s prospectus dated February 22, 2022 and filed with the Securities and Exchange Commission on February 23, 2022 (SEC Accession No. 0001554625-22-000054), which description is incorporated by reference herein.